Significant accounting policies - Schedule of estimated useful lives for KWESST's property and equipment (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years	3 years
Computer software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years	3 years
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years	5 years
Low-rate initial production equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		5 years
R&D equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years	5 years
Sales demo equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		2 years
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives, description	Shorter of useful life or remaining term of lease	Shorter of useful life or remaining term of lease